Inventory (Details) - Schedule of Inventory - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Inventory Abstract
Raw materials	$ 376	$ 351	$ 163
Work-in-process	126	127	539
Finished goods	1,677	1,964	1,274
Inventory	$ 2,179	2,442	1,976
Less discontinued operations			(11)
Inventory, Continuing Operations		$ 2,442	$ 1,965